BANK LOAN (Details Narrative)	6 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2025 SGD ($)	Feb. 28, 2025 USD ($)
Debt Disclosure [Abstract]
Debt Instrument, Term	5 years
Unsecured debt		$ 50,000
Debt instrument maturity date	June 2025
Interest rate	2.50%	2.50%
Bank loan carrying amount			$ 2,551